CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS - OPERATING ACTIVITIES
Net profit for the period	$ 519,530	$ 266,471	$ 154,075
Income and expense items not involving cash flows:
Depreciation and amortization	258,021	292,638	270,710
Effect of exchange rate differences and fair value adjustment	(1,632)	10,362	1,138
Other expense (income), net	(7,047)	6,934	(1,461)
Changes in assets and liabilities:
Trade accounts receivable	(3,160)	(15,232)	14,335
Other current assets	(9,541)	20,427	(26,731)
Inventories	8,682	(77,891)	(44,192)
Trade accounts payable	(8,254)	(20,893)	(25,004)
Deferred revenue and customers' advances	(35,676)	(30,069)	74,524
Employee related liabilities and other current liabilities	(70,163)	61,033	16,850
Long-term employee related liabilities	(1,210)	2,956	(2,681)
Deferred tax, net and other long-term liabilities	27,011	13,084	(10,270)
Net cash provided by operating activities	676,561	529,820	421,293
CASH FLOWS - INVESTING ACTIVITIES
Investments in property and equipment, net	(444,502)	(366,403)	(313,808)
Proceeds related to sale and disposal of property and equipment	12,318	152,866	34,548
Proceeds from investment realization	12,458	2,574	0
Investments in other assets	(605)	(1,037)	(1,792)
Deposits and marketable securities, net	(300,516)	(117,448)	(57,892)
Net cash used in investing activities	(720,847)	(329,448)	(338,944)
CASH FLOWS - FINANCING ACTIVITIES
Proceeds from an investment in a subsidiary	1,932	11,685	0
Exercise of options, net	0	44	458
Proceeds from loans	24,180	0	96,143
Loans repayment	0	0	(97,174)
Principal payments on account of capital lease obligation	(38,033)	(38,536)	(35,391)
Debentures repayment	(18,493)	(39,843)	(40,893)
Net cash used in financing activities	(30,414)	(66,650)	(76,857)
EFFECT OF FOREIGN CURRENCY EXCHANGE RATE CHANGE	(5,395)	(3,893)	(6,245)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(80,095)	129,829	(753)
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	340,759	210,930	211,683
CASH AND CASH EQUIVALENTS - END OF PERIOD	260,664	340,759	210,930
NON-CASH ACTIVITIES:
Investments in property and equipment	164,667	169,376	65,634
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash received during the period from interest	30,475	12,358	5,590
Cash paid during the period for interest	4,519	4,458	4,561
Cash paid for income taxes, net during the period	$ 12,739	$ 12,802	$ 8,288